General information	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information

Seadrill Limited is incorporated in Bermuda and is a publicly listed company on the New York Stock Exchange and the Oslo Stock Exchange. We provide offshore drilling services to the oil and gas industry. As at December 31, 2018 we owned and operated 35 offshore drilling units and an option to acquire on semi-submersible rig. Our fleet consists of drillships, jack-up rigs and semi-submersible rigs for operations in shallow and deepwater areas, as well as benign and harsh environments. We also provide management services to our related parties Seadrill Partners, Northern Drilling and SeaMex.

As used herein, the term "Predecessor" refers to the financial position and results of operations of Seadrill Limited prior to, and including, July 1, 2018. This is also applicable to terms "we", "our", "Group" or "Company" in context of events prior to, and including, July 1, 2018. As used herein, the term "Successor" refers to the financial position and results of operations of Seadrill Limited (previously "New Seadrill") after July 1, 2018. This is also applicable to terms "Seadrill Limited", "we", "our", "Group" or "Company" in context of events after July 1, 2018.

The use herein of such terms as "Group", "organization", "we", "us", "our" and "its", or references to specific entities, is not intended to be a precise description of corporate relationships.

Basis of presentation

The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States dollar ("U.S. dollar" or "US$") rounded to the nearest million, unless otherwise stated.

The accompanying Consolidated Financial Statements present the financial position of Seadrill Limited, the consolidated subsidiaries and the group’s interest in associated entities. Investments in companies in which we control, or directly or indirectly holds more than 50% of the voting control are consolidated in the Consolidated Financial Statements, as well as certain variable interest entities of which we are deemed to be the primary beneficiary.

Basis of consolidation

The Consolidated Financial Statements include our assets and liabilities, our majority owned and controlled subsidiaries and certain variable interest entities, (“VIE”s) in which we are deemed to be the primary beneficiary. All intercompany balances and transactions have been eliminated on consolidation.

A VIE is defined as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either (i) the power to direct the activities of the entity that most significantly impact on its economic success, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. U.S. GAAP requires a VIE to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity’s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity. We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we consolidate the entity.

We have certain investments in the common stock or in-substance common stock of associated companies. Refer to Note 2 – Accounting policies for further information on our equity investments.

Bankruptcy accounting

As set out in Note 4 - Chapter 11 Proceedings, we operated as a debtor-in-possession from September 12, 2017 to July 2, 2018. During this period, we prepared our Consolidated Financial Statements under Accounting Standards Codification 852, Reorganizations ("ASC 852"). ASC 852 required that the financial statements distinguished transactions and events that were directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain expenses, gains and losses that were realized or incurred in the bankruptcy proceedings were recorded in “Reorganization items" on our Consolidated Statements of Operations. In addition, ASC 852 required changes in the accounting and presentation of significant items on the Consolidated Balance Sheets, particularly liabilities. Pre-petition obligations that may have been impacted by the Chapter 11 reorganization process were classified on the Consolidated Balance Sheets within "Liabilities subject to compromise".

Fresh Start Reporting

Upon emergence from bankruptcy on July 2, 2018 (the "Effective Date"), in accordance with ASC 852 related to fresh start reporting, Seadrill Limited became a new entity for financial reporting purposes. Upon adoption of fresh start reporting, our assets and liabilities were recorded at their fair values. We elected to apply fresh start reporting effective July 2, 2018 (the “Convenience Date”) to coincide with the timing of our normal third quarter reporting period. We evaluated and concluded that events between July 1, 2018 and July 2, 2018 were immaterial and use of an accounting convenience date was appropriate. The fair values of our assets and liabilities differed materially from the recorded values of our assets and liabilities as reflected in the Predecessor historical Consolidated Balance Sheets. The effects of the Plan and the application of fresh start accounting were applied as of July 2, 2018 and the new basis of our assets and liabilities are reflected in our Consolidated Balance Sheet as of December 31, 2018 and the related adjustments thereto were recorded in the Consolidated Statement of Operations of the Predecessor as "Reorganization items", with the related predominantly deferred tax effects through "Income tax expense", during the period from January 1, 2018 through July 1, 2018.

Accordingly, our Consolidated Financial Statements subsequent to July 2, 2018 are not and will not be comparable to the Predecessor Consolidated Financial Statements prior to the Convenience Date. Our Consolidated Financial Statements and related footnotes are presented with a black line division which delineates the lack of comparability between amounts presented on July 2, 2018 and dates prior. Our financial results for future periods following the application of fresh start accounting will be different from historical trends and the differences may be material.

Going concern

In our Form 20-F covering our annual report for the fiscal year ended December 31, 2017, issued on April 12, 2018, we reported that uncertainties linked to our Chapter 11 Re-organization gave rise to a substantial doubt over our ability to continue as a going concern for a period of at least twelve months after the date the financial statements were issued.

As set out in Note 4 - Chapter 11 Proceedings, we emerged from the Chapter 11 and completed our plan of reorganization on July 2, 2018. This addressed our liquidity concerns as it provided for $1.08 billion of new capital, extinguished approximately $2.4 billion in unsecured bond obligations and approximately $250 million in unsecured interest rate and currency swaps, eliminated near-term amortization obligations and extended maturities on debt. We emerged from Chapter 11 with $2.2 billion of post emergence cash and $7.6 billion of outstanding debt principal. We believe that cash on hand, liquid investments, contract and other revenues will generate sufficient cash flow to fund our anticipated debt service and working capital requirements for the next twelve months. Therefore, there is no longer a substantial doubt over our ability to continue as a going concern for at least the twelve months after the date the financial statements are issued.

Out of period adjustment

The financial statements for the period from January 1, 2018 through July 1, 2018 (Predecessor) include an income tax expense of $18 million due to an adjustment in the income tax charge for a subsidiary related to prior years. We considered the effect of this prior period correction not to be material in the context of the overall results for the period from January 1, 2018 through July 1, 2018 (Predecessor), the year ended December 31, 2017 (Predecessor), or to any previously reported quarterly or annual financial statements.